FINANCE COSTS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about finance costs [Line Items]
Interest expense	$ 452	$ 387
Amortization of debt issue costs	1	1
Amortization of premium	(1)	0
Interest expense on lease liabilities	4	5
Loss on interest rate hedges	1	1
Interest capitalized	(33)	(42)
Accretion expense	89	87
Finance income	(281)	(269)
Finance income (cost)	(232)	(170)
Interest paid, classified as operating activities	$ 380	$ 300
Capitalisation rate of borrowing costs eligible for capitalisation	6.40%	6.60%